Employee benefits (Tables)	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Schedule of Employee Welfare Benefits Expenses

	For the six months ended June 30，
	2023	2024
	RMB	RMB
Contributions to medical and pension schemes	10,438	9,910
Other employee benefits	3,519	3,221
Total	13,957	13,131

*The amounts of “Contributions to medical and pension schemes” and “Other employee benefits” for the six months ended June 30, 2023 have been revised to correct for a formula error in the preparation of this disclosure. The errors were disclosure only and did not have any impact to the previously reported unaudited interim condensed consolidated results of operations, financial position, or cash flows.

The impact of the revision on the previously reported employee welfare benefits expenses for this disclosure is as follows:

	For the six months ended June 30,
	2023
	As Previously Reported	Adjustment	As Revised
	RMB	RMB	RMB
Contributions to medical and pension schemes	7,117	3,321	10,438
Other employee benefits	194	3,325	3,519
Total	7,311	6,646	13,957